Consolidated Statements of Operations and Comprehensive Incomes (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Pro Forma Adjustments [Member]
Revenues
Revenues - related party
Revenues, net
Cost of goods sold
Gross profit (loss)
Operating expenses:
General and administrative expenses
Selling expenses
Total operating expenses
Loss from operations
Other income (expense):
Interest expense
Subsidy income
Other income (expense), net
Total other expenses
Loss before income taxes
Income taxes
Net loss
Net loss attributable to noncontrolling interest
Net loss attributable to Shanghai Muliang Industrial Corp. common stockholders
Other comprehensive income (loss):
Unrealized foreign currency translation adjustment
Comprehensive loss
Pro Forma Combined [Member]
Revenues	$ 961,676
Revenues - related party	33,088
Revenues, net	994,764
Cost of goods sold	619,080
Gross profit (loss)	375,684
Operating expenses:
General and administrative expenses	909,732
Selling expenses	140,249
Total operating expenses	1,049,981
Loss from operations	(674,297)
Other income (expense):
Interest expense	(1,657,362)
Subsidy income	168,174
Loss from disposal of equipment	(490,423)
Other income (expense), net	(17,918)
Total other expenses	(1,997,529)
Loss before income taxes	$ (2,671,826)
Income taxes
Net loss	$ (2,671,826)
Net loss attributable to noncontrolling interest	17,866
Net loss attributable to Shanghai Muliang Industrial Corp. common stockholders	(2,653,960)
Other comprehensive income (loss):
Unrealized foreign currency translation adjustment	(61,380)
Comprehensive loss	(2,715,340)
Shanghai Muliang Industrial Corp. [Member]
Revenues	961,676	$ 358,005	$ 391,395	$ 1,661,944
Revenues - related party	33,088	888,611	1,141,446	1,544,130
Revenues, net	994,764	1,246,616	1,532,841	3,206,074
Cost of goods sold	619,080	1,305,610	1,781,253	3,236,456
Gross profit (loss)	375,684	(58,994)	(248,412)	(30,382)
Operating expenses:
General and administrative expenses	899,168	809,733	1,048,576	616,021
Selling expenses	140,249	127,577	148,524	423,045
Total operating expenses	1,039,417	937,310	1,197,100	1,039,066
Loss from operations	(663,733)	(996,304)	(1,445,512)	(1,069,448)
Other income (expense):
Interest expense	(1,657,362)	$ (1,460,592)	(2,136,078)	$ (1,146,129)
Subsidy income	168,174
Loss from disposal of equipment	(490,423)		(157,696)
Other income (expense), net	(17,918)	$ 2,624	(25,782)	$ (932)
Total other expenses	(1,997,529)	(1,457,968)	(2,319,556)	(1,147,061)
Loss before income taxes	$ (2,661,262)	(2,454,272)	(3,765,068)	(2,216,509)
Income taxes		49	49	135
Net loss	$ (2,661,262)	(2,454,321)	(3,765,117)	(2,216,644)
Net loss attributable to noncontrolling interest	17,866	29,587	45,129	8,183
Net loss attributable to Shanghai Muliang Industrial Corp. common stockholders	(2,643,396)	(2,424,734)	(3,719,988)	(2,208,461)
Other comprehensive income (loss):
Unrealized foreign currency translation adjustment	(61,380)	44,518	24,965	(146,324)
Comprehensive loss	$ (2,704,776)	$ (2,380,216)	$ (3,695,461)	$ (2,354,227)
M & A Holding Corp. [Member]
Revenues
Revenues - related party
Revenues, net
Cost of goods sold
Gross profit (loss)
Operating expenses:
General and administrative expenses	$ 10,564
Selling expenses
Total operating expenses	$ 10,564
Loss from operations	$ (10,564)
Other income (expense):
Interest expense
Subsidy income
Other income (expense), net
Total other expenses
Loss before income taxes	$ (10,564)
Income taxes
Net loss	$ (10,564)
Net loss attributable to noncontrolling interest
Net loss attributable to Shanghai Muliang Industrial Corp. common stockholders	$ (10,564)
Other comprehensive income (loss):
Unrealized foreign currency translation adjustment
Comprehensive loss	$ (10,564)
Shanghai Mufeng Investment Consulting Corp. and Muliang Agriculture Ltd.[Member]
Revenues
Revenues - related party
Revenues, net
Cost of goods sold
Gross profit (loss)
Operating expenses:
General and administrative expenses
Selling expenses
Total operating expenses
Loss from operations
Other income (expense):
Interest expense
Subsidy income
Other income (expense), net
Total other expenses
Loss before income taxes
Income taxes
Net loss
Net loss attributable to noncontrolling interest
Net loss attributable to Shanghai Muliang Industrial Corp. common stockholders
Other comprehensive income (loss):
Unrealized foreign currency translation adjustment
Comprehensive loss